Segment Information (Reconciliation of Net Investment Income From Segments to Consolidated) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Abstract]
Total net investment income	$ 5,274	$ 5,839	$ 5,264
Life Insurance Segment [Member]
Net Investment Income [Abstract]
Total net investment income	2,464	3,054	2,689
Annuities Segment [Member]
Net Investment Income [Abstract]
Total net investment income	1,387	1,314	1,192
Group Protection Segment [Member]
Net Investment Income [Abstract]
Total net investment income	333	364	329
Retirement Plan Services Segment [Member]
Net Investment Income [Abstract]
Total net investment income	966	982	924
Other Operations [Member]
Net Investment Income [Abstract]
Total net investment income	$ 124	$ 125	$ 130